UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Principal
ASSET BACKED SECURITIES - 2.19%	Amount
BA Credit Card Trust
2010-1, 0.553%, 09/15/2015	140,000	140,421
Chase Issuance Trust
FLT, 1.792%, 09/15/2015	140,000	143,526
CNH Equipment Trust
2011-A, 2.040%, 10/17/2016	155,000	158,668
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	144,069	148,031
Delta Air Lines 2007-1 Class A Pass Through Trust
2007-1, 6.821%, 08/10/2022 (a)	151,268	153,915
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019	116,854	125,618
Discover Card Master Trust
A, 1.553%, 12/15/2014	140,000	140,983
Fremont Home Loan Trust
2004-2, 1.165%, 07/25/2034	110,000	84,126
MBNA Credit Card Master Note Trust
2005-10A, 0.313%, 11/16/2015	70,000	69,961
Structured Asset Investment Loan Trust
2004-8, 0.786%, 09/25/2034	210,000	126,698
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	348,317	341,351
Wachovia Auto Owner Trust
2008-A, 1.403%, 03/20/2014	84,084	84,431
TOTAL ASSET BACKED SECURITIES (Cost $1,670,622)		1,717,729

CORPORATE BONDS - 24.97%
Air Transportation - 0.10%
Delta Air Lines, Inc.
9.500%, 09/15/2014 (a)	73,000	74,825
Ambulatory Health Care Services - 0.07%
Quest Diagnostics, Inc.
4.700%, 04/01/2021	55,000	57,903
Beverage and Tobacco Product Manufacturing - 0.50%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	49,342
Coca-Cola Co.
1.800%, 09/01/2016 (a)	85,000	85,776
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	35,000	34,573
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	95,323
7.250%, 06/15/2037	25,000	27,937
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (a)	100,000	98,250
		391,201
Broadcasting (except Internet) - 1.37%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (a)	75,000	76,687
DIRECTV Holdings LLC
5.000%, 03/01/2021	55,000	57,162
6.375%, 03/01/2041	205,000	225,590
NBCUniversal Media LLC
5.150%, 04/30/2020	75,000	81,296
4.375%, 04/01/2021	105,000	107,663
6.400%, 04/30/2040	65,000	74,727
Time Warner Cable, Inc.
6.750%, 07/01/2018	155,000	180,437
6.550%, 05/01/2037	80,000	88,637
5.500%, 09/01/2041	115,000	114,708
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	71,250
		1,078,157
Building Material and Garden Equipment and Supplies Dealers - 0.04%
Lowe's Cos., Inc.
3.800%, 11/15/2021	35,000	35,043
Chemical Manufacturing - 0.66%
Abbott Laboratories
4.125%, 05/27/2020	40,000	43,051
Agrium, Inc.
6.125%, 01/15/2041	45,000	54,564
Amgen, Inc.
5.150%, 11/15/2041	125,000	120,975
Gilead Sciences, Inc.
4.500%, 04/01/2021	80,000	81,553
The Dow Chemical Co.
4.250%, 11/15/2020	90,000	90,866
The Mosaic Co.
3.750%, 11/15/2021	20,000	20,007
4.875%, 11/15/2041	20,000	19,713
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	75,000	86,561
		517,290
Clothing and Clothing Accessories Stores - 0.11%
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,046
4.750%, 05/01/2020	40,000	43,719
		88,765
Computer and Electronic Product Manufacturing - 1.06%
Comision Federal de Electricidad
4.875%, 05/26/2021 (a)	200,000	206,000
Hewlett Packard Co.
2.350%, 03/15/2015	125,000	126,702
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	80,600
L-3 Communications Corp.
3.950%, 11/15/2016	85,000	85,079
Raytheon Co.
4.700%, 12/15/2041	90,000	89,611
Texas Instruments, Inc.
2.375%, 05/16/2016	75,000	77,718
Xerox Corp.
4.500%, 05/15/2021	165,000	164,431
		830,141
Credit Intermediation and Related Activities - 7.62%
American Express Credit Corp.
5.125%, 08/25/2014	115,000	123,165
Bank Nova Scotia
1.450%, 07/26/2013 (a)	800,000	805,240
Bank of America Corp.
5.625%, 07/01/2020	120,000	106,056
5.000%, 05/13/2021	105,000	89,079
Bank Of America Corporation
4.750%, 08/01/2015	80,000	75,183
Bank Of Montreal
2.625%, 01/25/2016 (a)	250,000	257,179
2.850%, 06/09/2016 (a)	550,000	570,599
BG Energy Capital
4.000%, 10/15/2021 (a)	165,000	166,535
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (a)	380,000	392,340
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	71,048
Citigroup, Inc.
5.500%, 04/11/2013	90,000	92,218
3.953%, 06/15/2016	140,000	137,460
6.125%, 11/21/2017	160,000	166,842
6.875%, 03/05/2038	50,000	52,882
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	186,670
ERAC USA Finance LLC
4.500%, 08/16/2021 (a)	95,000	94,957
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	107,399
General Electric Capital Corp.
5.900%, 05/13/2014	130,000	142,096
General Electric Captial Corp.
4.650%, 10/17/2021	175,000	176,024
HSBC Holdings PLC
4.875%, 01/14/2022	120,000	121,032
National Bank Of Canada
2.200%, 10/19/2016 (a)	310,000	312,351
Royal Bank of Canada
1.450%, 10/30/2014	125,000	124,954
3.125%, 04/14/2015 (a)	200,000	210,109
Toronto-Dominion Bank
2.200%, 07/29/2015 (a)	570,000	581,633
US Bank NA
4.950%, 10/30/2014	250,000	272,742
Wachovia Bank NA
0.666%, 11/03/2014	300,000	285,765
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	206,672
Xstrata Canada Financial Corp.
4.950%, 11/15/2021 (a)	35,000	34,206
6.000%, 11/15/2041 (a)	25,000	24,101
		5,986,537
Executive, Legislative, and Other General Government Support - 0.18%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	144,908
Financials - 0.18%
PPL WEM Holdings PLC
3.900%, 05/01/2016 (a)	70,000	71,336
Willis Group Holdings PLC
5.750%, 03/15/2021	65,000	67,526
		138,862
Food and Beverage Stores - 0.06%
Delhaize Group SA
5.700%, 10/01/2040	45,000	44,512
Food Manufacturing - 0.49%
Kraft Foods, Inc.
6.875%, 02/01/2038	30,000	37,403
6.875%, 01/26/2039	65,000	80,657
6.500%, 02/09/2040	95,000	113,039
Sigma Alimentos SA de CV
5.625%, 04/12/2018 (a)	150,000	152,250
		383,349
Food Services and Drinking Places - 0.04%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	29,888
Funds, Trusts, and Other Financial Vehicles - 1.01%
Bank of America NA
6.100%, 06/15/2017	330,000	293,238
Boston Properties LP
3.700%, 11/15/2018	50,000	50,075
BP Capital Markets
3.561%, 11/01/2021	80,000	80,973
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	113,804
5.250%, 03/15/2021	55,000	54,065
Health Care REIT, Inc.
5.250%, 01/15/2022	95,000	91,496
Morgan Stanley
5.500%, 07/28/2021	35,000	30,588
Seagate HDD Cayman
7.000%, 11/01/2021 (a)	80,000	80,400
		794,639
General Merchandise Stores - 0.31%
Kohl's Corp.
4.000%, 11/01/2021	90,000	91,115
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	70,441
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	75,000	79,901
		241,457
Health and Personal Care Stores - 0.34%
CVS Caremark Corp.
6.125%, 09/15/2039	95,000	106,067
5.750%, 05/15/2041	95,000	104,712
Express Scripts, Inc.
3.125%, 05/15/2016	55,000	54,652
		265,431
Insurance Carriers and Related Activities - 1.12%
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	290,000	291,255
CNA Financial Corp.
7.350%, 11/15/2019	55,000	60,016
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	250,000	246,776
5.500%, 03/30/2020	45,000	43,985
Lincoln National Corp.
4.850%, 06/24/2021	50,000	47,626
Nationwide Financial Services, Inc.
5.375%, 03/25/2021	110,000	106,703
XLIT Ltd.
5.750%, 10/01/2021	80,000	81,830
		878,191
Machinery Manufacturing - 0.10%
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	79,125
Management of Companies and Enterprises - 1.35%
Bank of America Corp.
4.500%, 04/01/2015	145,000	134,896
BHP Billiton Finance USA Ltd.
1.875%, 11/21/2016	150,000	150,183
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	68,504
Morgan Stanley
3.450%, 11/02/2015	155,000	138,812
3.800%, 04/29/2016	240,000	211,504
5.625%, 09/23/2019	410,000	358,672
		1,062,571
Merchant Wholesalers, Durable Goods - 0.13%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	104,393
Merchant Wholesalers, Nondurable Goods - 0.67%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	62,125
AmerisourceBergen Corp.
3.500%, 11/15/2021	55,000	55,022
Aristotle Holding, Inc.
3.500%, 11/15/2016 (a)	65,000	65,502
4.750%, 11/15/2021 (a)	50,000	50,613
Lorillard Tobacco Co.
3.500%, 08/04/2016	90,000	90,463
8.125%, 06/23/2019	135,000	156,695
McKesson Corp.
7.500%, 02/15/2019	35,000	44,871
		525,291
Mining (except Oil and Gas) - 0.57%
FMG Resources August 2006 Pty Ltd.
8.250%, 11/01/2019 (a)	100,000	98,625
Newmont Mining Corp.
6.250%, 10/01/2039	40,000	45,704
Peabody Energy Corp.
6.250%, 11/15/2021 (a)	80,000	81,000
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	70,000	70,560
Southern Copper Corp.
6.750%, 04/16/2040	60,000	60,654
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	87,260
		443,803
Motion Picture and Sound Recording Industries - 0.26%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	87,278
5.375%, 10/15/2041	115,000	115,470
		202,748
Oil and Gas Extraction - 0.81%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	70,000	78,367
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (a)	100,000	99,125
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	26,776
5.950%, 02/01/2041	55,000	59,694
Husky Energy, Inc.
5.900%, 06/15/2014	55,000	60,001
MarkWest Energy Partners LP
6.250%, 06/15/2022	100,000	101,750
Nexen, Inc.
6.400%, 05/15/2037	40,000	40,979
Occidental Petroleum Corp.
1.750%, 02/15/2017	35,000	34,932
Petrohawk Energy Corp.
7.250%, 08/15/2018	50,000	56,250
Plains All American Pipeline LP
8.750%, 05/01/2019	20,000	25,208
Targa Resource Partners LP/Targa Resources Partners Finance Corp.
6.875%, 02/01/2021 (a)	55,000	55,275
		638,357
Paper Manufacturing - 0.06%
International Paper Co.
7.950%, 06/15/2018	40,000	47,743
Petroleum and Coal Products Manufacturing - 0.31%
Hess Corp.
6.000%, 01/15/2040	50,000	56,378
SunCoke Energy, Inc.
7.625%, 08/01/2019 (a)	25,000	24,625
Valero Energy Corp.
6.125%, 02/01/2020	150,000	163,853
		244,856
Pipeline Transportation - 0.15%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	88,367
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	25,000	26,793
		115,160
Professional, Scientific, and Technical Services - 0.10%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	79,500
Publishing Industries (except Internet) - 0.13%
UBM PLC
5.750%, 11/03/2020 (a)	100,000	99,684
Rail Transportation - 0.41%
CSX Corp.
3.700%, 10/30/2020	105,000	106,071
6.150%, 05/01/2037	45,000	53,734
4.750%, 05/30/2042	115,000	113,778
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	48,228
		321,811
Real Estate - 0.10%
Sabra Health Care LP
8.125%, 11/01/2018	80,000	78,900

Rental and Leasing Services - 0.20%
Avis Budget Car Rental LLC
8.250%, 01/15/2019	80,000	77,400
Rent-A-Center, Inc.
6.625%, 11/15/2020	80,000	80,400
		157,800
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.63%
Merrill Lynch & Co., Inc.
6.050%, 05/16/2016	60,000	56,351
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	138,805
4.750%, 09/17/2015	65,000	68,326
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	255,000	227,532
		491,014
Specialty Trade Contractors - 0.76%
CenturyLink, Inc.
6.450%, 06/15/2021	50,000	48,294
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	367,089
Teva Pharmaceutical Finance Co. BV
2.400%, 11/10/2016	180,000	180,758
		596,141
Support Activities for Mining - 0.23%
Precision Drilling Corp.
6.500%, 12/15/2021 (a)	95,000	95,475
WPX Energy, Inc.
6.000%, 01/15/2022 (a)	90,000	88,875
		184,350
Telecommunications - 1.86%
AT&T, Inc.
3.875%, 08/15/2021	245,000	248,557
6.550%, 02/15/2039	70,000	84,635
News America, Inc.
4.500%, 02/15/2021	90,000	90,839
Nextel Communications, Inc.
6.875%, 10/31/2013	80,000	78,400
Qwest Corp.
7.625%, 06/15/2015	90,000	98,550
6.750%, 12/01/2021	170,000	178,075
Telefonica Emisiones SAU
3.992%, 02/16/2016	125,000	117,214
5.462%, 02/16/2021	160,000	143,048
Verizon Communications, Inc.
3.500%, 11/01/2021	290,000	289,152
4.750%, 11/01/2041	45,000	45,235
Windstream Corp.
7.875%, 11/01/2017	85,000	89,250
		1,462,955
Transportation Equipment Manufacturing - 0.47%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	81,812
Lockheed Martin Corp.
3.350%, 09/15/2021	215,000	208,950
Tenneco, Inc.
6.875%, 12/15/2020	80,000	80,800
		371,562
Utilities - 0.28%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	78,694
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	27,919
Dominion Resources, Inc.
4.900%, 08/01/2041	35,000	36,881
EQT Corp.
8.125%, 06/01/2019	25,000	28,498
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	44,798
		216,790
Waste Management and Remediation Services - 0.03%
Waste Management, Inc.
4.750%, 06/30/2020	20,000	21,537
Water Transportation - 0.10%
Royal Caribbean Cruises Ltd.
11.875%, 07/15/2015	65,000	77,025
TOTAL CORPORATE BONDS (Cost $19,256,415)		19,604,215

FOREIGN CORPORATE BONDS - 2.24%
Air Canada
9.250%, 08/01/2015 (a)	80,000	73,200
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	60,000	58,732
ArcelorMittal
6.125%, 06/01/2018	550,000	525,649
Canadian Imperial Bank of Commerce
2.000%, 02/04/2013 (a)	390,000	394,822
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	47,675
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	196,708
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	73,899
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	95,962
4.950%, 09/30/2014	75,000	69,562
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	106,545
WPP Finance UK
8.000%, 09/15/2014	100,000	112,532
TOTAL FOREIGN CORPORATE BONDS (Cost $1,773,453)		1,755,286

FOREIGN GOVERNMENT AGENCY ISSUES - 0.24%
Province Of Ontario Canada
2.300%, 05/10/2016	185,000	190,846
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $191,434)		190,846

MORTGAGE BACKED SECURITIES - 16.02%
Americold LLC Trust
2010-ART, 3.847%, 01/14/2021 (a)	93,425	96,837
2010-ART, 4.954%, 01/14/2021 (a)	165,000	179,716
Bank of America Merrill Lynch Commercial Mortgage, Inc.
2007-1, 5.451%, 01/15/2049	200,000	213,936
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	64,118	64,422
A-4, 5.331%, 02/11/2044	70,000	73,080
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	241,164
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	210,239
2002-CK2, 6.133%, 04/15/2037	76,302	76,764
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	260,000	274,890
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046 (a)	83,682	87,830
Deutsche Bank Commercial Mortgage Trust
TRUST, 5.322%, 12/11/2049	200,000	207,580
Extended Stay America Trust
A, 2.951%, 11/05/2015 (a)	476,110	478,928
Fannie Mae
Pool #000TBA, 5.000%, 12/15/2040	1,573,000	1,690,975
Fannie Mae Pool
2.050%, 03/01/2034	121,444	127,051
6.000%, 05/01/2036	391,415	430,260
6.000%, 09/01/2036	53,052	58,317
5.500%, 12/01/2037	53,036	57,669
5.500%, 02/01/2038	498,139	541,492
5.500%, 06/01/2038	178,516	194,052
5.500%, 07/01/2038	657,018	714,200
5.500%, 11/01/2038	117,500	127,726
4.500%, 08/01/2040	46,440	49,170
4.500%, 09/01/2040	4,684	4,959
4.500%, 07/01/2041	156,015	165,185
4.000%, 08/01/2041	268,157	280,308
4.500%, 09/01/2041	253,675	268,584
4.000%, 10/01/2041	294,555	307,580
4.000%, 10/01/2041	189,508	194,868
4.500%, 10/01/2041	154,790	163,887
4.500%, 10/01/2041	24,969	26,436
Fannie Mae REMICS
2001-81, 6.500%, 01/25/2032	87,111	99,030
Four Times Square Trust
540.10%, 5.401%, 12/13/2028 (a)	56,500	63,699
Freddie Mac Gold Pool
3.500%, 09/01/2026	178,371	185,070
3.500%, 09/01/2026	133,803	138,828
5.500%, 12/01/2027	37,665	40,668
5.500%, 09/01/2037	18,312	19,792
5.500%, 12/01/2037	317,481	343,141
5.500%, 09/01/2038	279,174	301,651
4.500%, 12/01/2039	320,813	338,271
4.500%, 07/01/2041	242,272	255,324
4.000%, 10/01/2041	389,490	399,775
Government National Mortgage Association
2010-169, 0.613%, 02/20/2039	77,987	78,312
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	100,000	105,969
GS Mortgage Securities Corp. II
2011-GC3, 4.753%, 03/11/2044 (a)	50,000	54,450
Impac CMB Trust
2004-10, 0.583%, 03/25/2035	32,314	28,779
2005-4, 0.642%, 05/25/2035	89,401	69,331
2005-6, 0.586%, 10/25/2035	103,637	83,249
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	238,968
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	250,704
LB-UBS Commercial Mortgage Trust
Series 2002-C7, 4.960%, 12/15/2031	92,732	95,560
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	128,956
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	108,123
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	366,083
A-2, 5.610%, 04/15/2049	68,232	70,386
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	282,666	282,753
2010-R1, 0.690%, 10/07/2020	41,721	41,775
2010-R1, 1.840%, 10/07/2020	67,938	68,543
2010-R2, 0.723%, 11/05/2020	223,809	223,809
Nelnet Student Loan Trust
2010-4, 0.800%, 04/25/2046 (a)	101,240	101,346
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	208,403
Series 2007-C32, 5.933%, 06/15/2049	175,000	181,981
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,304,906)		12,580,834

MUNICIPAL BONDS - 0.25%
Province of Quebec Canada
2.750%, 08/25/2021	35,000	34,778
South Carolina Student Loan Corp.
0.734%, 01/25/2021	97,082	95,997
State of California
7.550%, 04/01/2039	55,000	65,535
TOTAL MUNICIPAL BONDS (Cost $196,896)		196,310

U.S. GOVERNMENT AGENCY ISSUES - 20.25%
Fannie Mae
4.500%, 12/15/2040	380,000	401,909
4.000%, 12/15/2041	270,000	281,433
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	399,452	430,619
4.000%, 03/01/2025	861,518	905,430
5.500%, 10/01/2035	140,349	153,002
Pool #990906, 5.500%, 10/01/2035	618,023	674,514
Pool #831922, 5.500%, 11/01/2036	58,680	63,878
6.000%, 03/01/2037	400,688	439,827
6.000%, 03/01/2037	234,616	257,533
Pool #952572, 5.500%, 09/01/2037	29,318	31,879
Pool #981566, 5.000%, 05/01/2038	16,442	17,691
6.000%, 05/01/2038	110,527	121,323
6.000%, 05/01/2038	369,667	407,102
Pool #934305, 5.000%, 06/01/2038	519,418	558,873
Pool #975737, 5.000%, 09/01/2038	26,142	28,128
Fannie Mae REMICS
2008-2, 5.000%, 07/25/2037	62,066	68,658
Federal Home Loan Banks
5.500%, 07/15/2036	165,000	208,937
Freddie Mac
4.000%, 12/15/2040	2,255,000	2,346,257
4.500%, 12/15/2040	1,530,000	1,611,281
Pool #000TBA, 5.000%, 12/15/2040	290,000	310,119
3.500%, 12/15/2041	155,000	157,834
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	13,802	14,756
5.500%, 05/01/2035	234,278	253,872
5.500%, 10/01/2037	16,187	17,495
Pool #G03812, 5.500%, 02/01/2038	22,779	24,620
Pool #A7-2203, 5.500%, 02/01/2038	89,514	96,721
Pool #G0-4449, 5.500%, 07/01/2038	129,093	139,486
Pool #G0-4471, 5.500%, 07/01/2038	59,037	63,790
Pool #A8-2657, 5.500%, 10/01/2038	106,617	116,233
Pool #A8-2134, 6.000%, 10/01/2038	45,819	50,109
Pool #G0-5164, 5.500%, 11/01/2038	194,107	210,039
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	289,394	309,404
Pool #1J-1346, 5.548%, 11/01/2036	76,576	81,144
Pool #1G-1509, 5.314%, 02/01/2037	110,506	116,718
Ginne Mae I Pool
4.000%, 12/15/2040	137,801	147,516
4.000%, 01/15/2041	1,530,000	1,627,059
4.000%, 01/15/2042	1,425,000	1,511,391
Ginnie Mae II Pool
5.000%, 05/20/2030	82,263	91,674
6.000%, 10/20/2032	18,411	20,798
5.500%, 02/20/2034	125,860	141,413
6.000%, 06/20/2035	45,776	51,712
Government National Mortgage Association
2010-112, 4.500%, 06/16/2027	105,000	119,291
2010-112, 4.500%, 06/20/2027	200,000	224,559
2010-41, 4.500%, 06/20/2033	189,060	13,505
2009-45, 5.000%, 12/20/2033	167,000	174,353
2010-113, 4.000%, 09/20/2038	131,000	141,633
2010-149, 4.500%, 06/20/2039	205,000	228,191
2010-167, 4.000%, 08/20/2039	200,000	215,301
2010-98, 4.500%, 08/20/2040	200,000	221,950
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,505,831)		15,900,960

U.S. GOVERNMENT NOTES/BONDS - 12.22%
U.S. Treasury Note/Bonds - 9.48%
0.375%, 09/30/2012	2,000,000	2,004,376
2.000%, 11/15/2021	220,000	218,659
2.125%, 08/15/2021	3,115,000	3,136,659
2.375%, 10/31/2014	25,000	26,436
3.125%, 01/31/2017	180,000	199,209
3.625%, 08/15/2019	545,000	623,046
3.750%, 08/15/2041	15,000	17,070
6.875%, 08/15/2025	415,000	627,752
4.250%, 05/15/2039	30,000	36,998
4.375%, 05/15/2041	300,000	378,609
4.500%, 02/15/2036	140,000	178,128
		7,446,942
United States Treasury Inflation Indexed Bonds - 2.74%
1.125%, 01/15/2021	31,116	34,492
2.000%, 04/15/2012	184,488	185,180
2.375%, 01/15/2017	1,654,033	1,928,629
		2,148,301
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $9,238,403)		9,595,243

	Shares	Value
EXCHANGE TRADED FUNDS - 18.27%
iShares Barclays Intermediate Credit Bond Fund	35,135	3,729,932
iShares Barclays MBS Bond Fund	30,934	3,334,685
iShares iBoxx Investment Grade Corporate Bond Fund	15,904	1,760,414
SPDR Barclays Capital High Yield Bond ETF	135,176	5,120,467
WisdomTree Emerging Markets Local Debt Fund	8,082	398,442
TOTAL EXCHANGE TRADED FUNDS (Cost $14,423,371)		14,343,940

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 15.93%
U.S. Treasury Bills - 7.00%
0.00% Coupon, 0.126% Effective Yield, 05/03/2012	3,000,000	2,999,550
0.00% Coupon, 0.076% Effective Yield, 07/26/2012	2,000,000	1,999,274
0.00% Coupon, 0.020% Effective Yield, 03/01/2012	500,000	499,981
		5,498,805

Money Market Funds - 8.93%
AIM STITT - Treasury Portfolio	3,137,701	3,137,700
Fidelity Institutional Government Portfolio	3,878,000	3,878,000
		7,015,700
TOTAL SHORT-TERM INVESTMENTS (Cost $12,513,074)		12,514,505

Total Investments (Cost $87,074,405) - 112.58%		88,399,868
Liabilities in Excess of Other Assets - (12.58)%		(9,875,439)
TOTAL NET ASSETS - 100.00%		$78,524,429

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold	Month	(Depreciation)
U.S. 10yr Note	11	Mar. 2012	$8,585
U.S. 5 Yr Note	7	Mar. 2012	975
U.S. Long Bond	1	Mar. 2012	2,990
Total Futures Contracts Sold			$12,550

Australia 10 Year Bond	5	Dec. 2011	$7,786
Canada 10 Year Bond	6	Mar. 2012	(843)
U.S. 2 Year Note	8	Mar. 2012	361
U.S. Ultra Bond	6	Mar. 2012	(18,573)
Total Futures Contracts Purchased			$(11,269)

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$87,074,405
Gross unrealized appreciation - Futures	20,697
Gross unrealized appreciation	1,916,566
Gross unrealized depreciation - Futures	(19,416)
Gross unrealized depreciation	(591,102)
Net unrealized appreciation	$1,326,745

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange Traded Funds	$14,343,940	$-	$-	$14,343,940
Total Equity	$14,343,940	$-	$-	$14,343,940
Fixed Income:
Asset Backed Securities	$-	$1,717,729	$-	$1,717,729
Corporate Bonds	-	19,604,215	-	19,604,215
Foreign Bonds	-	1,755,286	-	1,755,286
Mortgage Backed Securities	-	12,580,834	-	12,580,834
U.S. Government Agency Issues	-	15,900,960	-	15,900,960
Foreign Government Agency Issues	-	190,846	-	190,846
U.S. Government Note/Bonds	-	9,595,243	-	9,595,243
Municipal Bonds	-	196,310	-	196,310
Total Fixed Income	-	61,541,423	-	61,541,423

Short-Term Investments	7,015,700	5,498,805	-	12,514,505

Total Investments in Securities	$21,359,640	$67,040,228	$-	$88,399,868

Other Financial Instruments*	$1,281	$-	$-	$1,281

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Future Contracts Written	$12,550
Future Contracts Purchased	(11,269)
Total	$1,281

The Effect of Derivative Instruments on income for the period September 1, 2011 through November 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2011
as hedging instruments	through
November 30, 2011
Future Contracts	$139,191
Total	$139,191

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2011
as hedging instruments	through
November 30, 2011
Future Contracts	$(32,253)
Total	$(32,253)

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.73%
Administrative and Support Services - 0.72%
Experian PLC - ADR	24,970	331,352
Kforce, Inc. (a)	7,760	95,060
Liquidity Services, Inc. (a)	2,445	83,277
		509,689
Air Transportation - 0.15%
Bristow Group, Inc.	2,335	107,550
Ambulatory Health Care Services - 0.16%
Air Methods Corp. (a)	1,410	113,815
Amusement, Gambling, and Recreation Industries - 0.34%
Bally Technologies, Inc. (a)	1,300	49,842
Wynn Resorts Ltd.	1,610	194,102
		243,944
Apparel Manufacturing - 0.24%
G-III Apparel Group Ltd. (a)	3,880	71,508
Jones Group, Inc.	2,730	29,621
Perry Ellis International, Inc. (a)	4,855	69,426
		170,555
Beverage and Tobacco Product Manufacturing - 2.90%
Anheuser-Busch InBev NV - ADR	2,880	172,800
Coca Cola Enterprises, Inc.	14,556	380,203
Coca-Cola Co.	1,435	96,475
Constellation Brands, Inc. (a)	3,880	75,544
Diageo PLC - ADR	1,920	164,371
Dr. Pepper Snapple Group, Inc.	4,985	182,102
LVMH Moet Hennessy Louis Vuitton SA - ADR	6,300	197,631
PepsiCo, Inc.	4,343	277,952
Philip Morris International, Inc.	6,633	505,700
		2,052,778
Broadcasting (except Internet) - 1.44%
CBS Corp.	4,311	112,258
Comcast Corp.	12,243	277,549
DIRECTV (a)	2,687	126,880
Jupiter Telecommunications Co. Ltd. - ADR (a)	5,125	334,918
Liberty Interactive Corp. (a)	10,072	163,771
		1,015,376
Building Material and Garden Equipment and Supplies Dealers - 0.11%
Titan Machinery, Inc. (a)	3,695	80,182
Chemical Manufacturing - 8.26%
Acorda Therapeutics, Inc. (a)	3,090	71,534
Air Products & Chemicals, Inc.	1,882	157,618
Alkermes Plc (a)	7,560	115,592
Amgen, Inc.	6,416	371,550
Bristol-Myers Squibb Co.	4,301	140,729
CF Industries Holdings, Inc.	1,310	183,138
Church & Dwight, Inc.	2,250	99,563
CSL Ltd - ADR	11,815	191,285
Eastman Chemical Co.	3,770	149,367
Eli Lilly & Co.	5,545	209,878
Ferro Corp. (a)	10,075	58,536
Fresenius Medical Care AG & Co., KGaA - ADR	4,340	298,071
Gilead Sciences, Inc. (a)	4,880	194,468
Incyte Corp. (a)	5,600	77,112
Innophos Holdings, Inc.	965	47,526
Kao Corp. - ADR (a)	4,059	107,564
Life Technologies Corp. (a)	1,960	75,911
L'Oreal SA - ADR	6,805	146,511
Merck & Co., Inc.	8,226	294,080
Monsanto Co.	2,110	154,980
Mosaic Co.	1,100	58,036
Novartis AG - ADR	4,885	264,376
Novo Nordisk A/S - ADR	2,435	276,494
Onyx Pharmaceuticals, Inc. (a)	3,310	145,971
Pfizer, Inc.	18,231	365,895
PPG Industries, Inc.	735	64,496
Prestige Brands Holdings, Inc. (a)	8,450	83,486
Quidel Corp. (a)	5,860	106,359
Roche Holding AG - ADR	8,970	356,199
Sanofi - ADR	5,990	209,710
Shuffle Master, Inc. (a)	8,825	97,869
Sociedad Quimica y Minera de Chile SA - ADR	3,450	197,823
Spectrum Pharmaceuticals, Inc. (a)	6,080	84,208
TPC Group, Inc. (a)	3,110	74,640
United Therapeutics Corp. (a)	3,420	139,912
Watson Pharmaceuticals, Inc. (a)	1,300	84,006
West Pharmaceutical Services, Inc.	2,300	88,619
		5,843,112
Clothing and Clothing Accessories Stores - 0.35%
Dillards, Inc.	1,000	47,000
DSW, Inc.	1,925	86,625
JOS A Bank Clothiers, Inc. (a)	2,320	114,330
		247,955
Computer and Electronic Product Manufacturing - 6.52%
Activision Blizzard, Inc.	7,865	97,683
ADTRAN, Inc.	3,460	114,284
Agilent Technologies, Inc. (a)	6,210	232,875
Alcatel-Lucent - ADR (a)	59,045	95,653
Amkor Technology, Inc. (a)	15,380	68,287
Apple, Inc. (a)	2,540	970,788
Applied Micro Circuits Corp. (a)	12,210	91,087
Cirrus Logic, Inc. (a)	3,745	61,006
Cisco Systems, Inc.	11,912	222,040
FARO Technologies, Inc. (a)	2,190	106,106
International Business Machines Corp.	3,255	611,940
IXYS Corp. (a)	6,110	70,509
LSI Corporation (a)	11,270	63,337
Motorola Solutions, Inc.	3,599	167,965
Netgear, Inc. (a)	2,030	77,120
Northrop Grumman Corp.	3,507	200,144
NTT DoCoMo, Inc. - ADR	8,870	157,531
NXP Semiconductors NV (a)	6,155	104,020
Plantronics, Inc.	2,615	90,113
QUALCOMM, Inc.	2,060	112,888
ResMed, Inc. (a)	1,810	47,151
Rofin-Sinar Technologies, Inc. (a)	2,300	55,338
SanDisk Corp. (a)	1,310	64,596
Semtech Corp. (a)	3,600	83,520
St. Jude Medical, Inc.	5,520	212,188
Telefonaktiebolaget LM Ericsson - ADR	18,900	200,907
Texas Instruments, Inc.	4,672	140,627
Viasat, Inc. (a)	1,785	84,466
		4,604,169
Construction of Buildings - 0.22%
Sun Hung Kai Properties Ltd. - ADR	8,790	109,259
Tutor Perini Corp. (a)	3,005	49,552
		158,811
Couriers and Messengers - 0.20%
United Parcel Service, Inc.	1,935	138,836
Credit Intermediation and Related Activities - 5.01%
Ameriprise Financial, Inc.	3,534	162,246
Bank of America Corp.	16,792	91,348
Bank Of New York Mellon Corp.	5,467	106,388
Citigroup, Inc.	6,615	181,780
Credit Suisse Group AG - ADR	7,830	189,564
Discover Financial Services	7,115	169,479
Fifth Third Bancorp	13,135	158,802
Flushing Financial Corp.	6,665	86,245
Home Bancshares, Inc.	3,050	75,823
Independent Bank Corp.	3,020	78,943
JPMorgan Chase & Co.	8,673	268,604
Nordea Bank AB - ADR	23,670	188,413
PNC Financial Services Group, Inc.	3,795	205,727
Prosperity Bancshares, Inc.	2,810	112,372
Shinhan Financial Group Co. Ltd. - ADR	2,170	161,014
State Street Corp.	4,823	191,232
Susquehanna Bancshares, Inc.	10,655	84,388
Texas Capital Bancshares, Inc. (a)	2,740	79,076
Trustmark Corp.	5,120	114,483
Turkiye Garanti Bankasi AS - ADR	26,265	88,250
US Bancorp	6,214	161,067
Visa, Inc.	2,710	262,789
Webster Financial Corp.	4,785	94,265
Wells Fargo & Co.	8,863	229,198
		3,541,496
Data Processing, Hosting and Related Services - 0.59%
AOL, Inc. (a)	5,318	76,260
ExlService Holdings, Inc. (a)	1,770	47,082
Fiserv, Inc. (a)	2,845	164,042
InterXion Holding NV (a)	2,870	37,884
Knology, Inc. (a)	6,350	90,488
		415,756
Educational Services - 0.07%
ITT Educational Services, Inc. (a)	935	51,388
Electrical Equipment, Appliance, and Component Manufacturing - 0.61%
Cooper Industries PLC	2,957	164,202
Schneider Electric SA - ADR	23,790	268,351
		432,553
Electronics and Appliance Stores - 0.11%
GameStop Corp. (a)	3,230	74,678
Fabricated Metal Product Manufacturing - 0.93%
Chart Industries, Inc. (a)	1,710	104,070
Ducommun, Inc.	1,415	16,938
Harsco Corp.	3,204	66,131
Qlogic Corp. (a)	5,860	87,431
Silgan Holdings, Inc.	2,540	98,908
Stanley Black & Decker, Inc.	3,000	196,290
Timken Co.	2,160	90,742
		660,510
Food and Beverage Stores - 0.99%
Casey's General Stores, Inc.	2,715	144,927
Fresh Market, Inc. (a)	1,745	68,456
Koninklijke Ahold NV - ADR	20,680	261,808
Kroger Co.	9,570	221,833
		697,024
Food Manufacturing - 1.81%
Givaudan SA - ADR	14,665	273,355
Hormel Foods Corp.	4,120	124,053
J&J Snack Foods Corp.	2,010	104,279
Kellogg Co.	3,395	166,898
Nestle SA - ADR	3,635	204,033
Smithfield Foods, Inc. (a)	5,980	146,450
Unilever NV - ADR	7,855	267,934
		1,287,002
Food Services and Drinking Places - 1.46%
AFC Enterprises, Inc. (a)	7,380	115,866
Brinker International, Inc.	5,470	131,717
Buffalo Wild Wings, Inc. (a)	1,095	70,606
CEC Entertainment, Inc.	2,310	77,801
Cheesecake Factory, Inc. (a)	2,200	62,392
Jack in the Box, Inc. (a)	4,145	84,973
McDonald's Corp.	1,375	131,340
Sodexo - ADR	3,880	282,269
Starbucks Corp.	1,810	78,699
		1,035,663
Forestry and Logging - 0.20%
Weyerhaeuser Co.	8,438	141,674
Gasoline Stations - 0.17%
Susser Holdings Corp. (a)	5,210	119,726
General Merchandise Stores - 1.50%
Costco Wholesale Corp.	2,485	211,970
Kohl's Corp.	4,220	227,036
O'Reilly Automotive, Inc. (a)	1,760	135,942
Target Corp.	1,735	91,435
Tesco PLC - ADR	14,255	272,270
Wal-Mart Stores, Inc.	2,069	121,864
		1,060,517
Health and Personal Care Stores - 0.89%
CVS Caremark Corp.	6,317	245,351
Express Scripts, Inc. (a)	4,170	190,361
Walgreen Co.	5,655	190,687
		626,399
Heavy and Civil Engineering Construction - 0.43%
Fluor Corp.	2,070	113,477
Granite Construction, Inc.	2,030	50,547
KBR, Inc.	2,285	66,037
MYR Group, Inc. (a)	4,575	80,246
		310,307
Hospitals - 0.18%
HCA Holdings, Inc. (a)	5,103	124,411
Insurance Carriers and Related Activities - 2.23%
Alterra Capital Holdings Ltd.	3,366	77,250
Catalyst Health Solutions, Inc. (a)	1,915	99,618
Delphi Financial Group, Inc.	3,410	93,775
Humana, Inc.	1,175	104,199
MetLife, Inc.	5,489	172,794
Primerica, Inc.	3,915	89,888
ProAssurance Corp.	970	77,222
Travelers Companies, Inc.	2,805	157,781
UnitedHealth Group, Inc.	5,090	248,239
Unum Group	6,745	151,830
Willis Group Holdings PLC	8,640	304,646
		1,577,242
Leather and Allied Product Manufacturing - 0.35%
Iconix Brand Group, Inc. (a)	6,500	112,190
Steven Madden Ltd. (a)	3,740	133,368
		245,558
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.03%
RPX Corp. (a)	1,640	23,157
Machinery Manufacturing - 2.84%
Applied Materials, Inc.	18,948	204,259
Barnes Group, Inc.	4,050	100,886
Canon, Inc. - ADR	3,985	179,365
Caterpillar Inc.	1,050	102,774
Columbus McKinnon Corp. (a)	4,605	57,839
Cummins, Inc.	2,470	237,935
ESCO Technologies, Inc.	2,265	61,382
Esterline Technologies Corp. (a)	2,195	118,245
Gardner Denver, Inc.	910	78,005
General Electric Co.	19,471	309,784
Kadant, Inc. (a)	3,645	74,504
Kennametal, Inc.	2,720	103,659
Lufkin Industries, Inc.	1,230	86,198
Pitney Bowes, Inc.	10,440	194,497
Volksbank Stemweder Berg	4,600	100,786
		2,010,118
Management of Companies and Enterprises - 0.92%
American Equity Invesment Life Holdings Co.	8,160	90,250
Bunzl PLC - ADR	3,885	258,119
Cardinal Financial Corp.	6,880	73,547
City Holding Co.	2,270	73,911
Dime Community Bancshares, Inc.	5,400	63,936
Park National Corp.	1,480	90,132
		649,895
Merchant Wholesalers, Durable Goods - 1.00%
AM Castle & Co. (a)	6,440	87,584
Anixter International, Inc. (a)	1,825	112,073
Applied Industrial Technologies Inc.	3,430	118,438
Arrow Electronics, Inc. (a)	2,220	81,163
Covidien PLC	4,220	192,221
United Stationers, Inc.	3,675	123,260
		714,739
Merchant Wholesalers, Nondurable Goods - 0.37%
Acuity Brands, Inc.	1,630	81,908
Sara Lee Corp.	9,221	174,830
		256,738
Mining (except Oil and Gas) - 2.68%
BHP Billiton PLC - ADR	2,595	160,241
Coeur d'Alene Mines Corp. (a)	3,405	99,664
Consol Energy, Inc.	2,715	113,053
Freeport-McMoRan Copper & Gold, Inc.	6,990	276,804
Goldcorp, Inc.	5,550	297,979
New Gold, Inc. (a)	21,355	236,827
Potash Corp of Saskatchewan, Inc. - ADR	4,855	210,415
Rio Tinto PLC - ADR	3,880	205,912
Silver Wheaton Corp.	5,765	193,589
Vulcan Materials Co.	3,056	99,137
		1,893,621
Miscellaneous Manufacturing - 1.29%
Align Technology, Inc. (a)	5,490	134,505
Coach, Inc.	1,435	89,817
CONMED Corp. (a)	2,970	78,081
CR Bard, Inc.	1,050	91,550
CryoLife, Inc. (a)	8,195	33,763
Haemonetics Corp. (a)	1,500	88,845
Medtronic, Inc.	4,888	178,070
Merit Medical Systems, Inc. (a)	6,730	93,480
SonoSite, Inc. (a)	2,920	120,888
		908,999
Motion Picture and Sound Recording Industries - 0.29%
Cinemark Holdings, Inc.	3,785	74,148
Corus Entertainment, Inc.	7,270	133,986
		208,134
Nonstore Retailers - 0.34%
eBay, Inc. (a)	5,287	156,442
InterActiveCorp (a)	2,035	85,226
		241,668
Oil and Gas Extraction - 3.62%
Akzo Nobel NV - ADR	3,985	201,362
BASF SE - ADR	2,005	145,984
Baytex Energy Corp.	3,630	186,074
Berry Petroleum Co.	2,180	95,658
BG Group PLC - ADR	2,170	232,516
Carrizo Oil & Gas, Inc. (a)	3,770	107,294
Cenovus Energy, Inc.	4,130	137,901
El Paso Corp.	5,469	136,780
Helmerich & Payne, Inc.	2,770	157,779
Hess Corp.	4,106	247,263
Marathon Oil Corp.	6,600	184,536
OGX Petroleo e Gas Participacoes SA - ADR (a)	17,155	133,637
Penn West Petroleum Ltd.	5,800	105,676
Rosetta Resources, Inc. (a)	1,785	96,997
SM Energy Co.	2,153	171,142
Swift Energy Co. (a)	1,820	53,490
Tullow Oil PLC - ADR	15,840	170,914
		2,565,003
Other Information Services - 0.24%
Google, Inc. (a)	178	106,691
QuinStreet, Inc. (a)	6,900	63,894
		170,585
Paper Manufacturing - 0.12%
Boise, Inc.	10,690	63,819
KapStone Paper & Packaging Corp. (a)	1,355	22,466
		86,285
Performing Arts, Spectator Sports, and Related Industries - 0.10%
International Game Technology	3,940	67,216
Personal and Laundry Services - 0.26%
Weight Watchers International, Inc.	3,080	181,012
Petroleum and Coal Products Manufacturing - 2.95%
Chevron Corp.	5,182	532,813
ConocoPhillips	2,595	185,075
Exxon Mobil Corp.	13,936	1,121,013
Hollyfrontier Corp.	3,940	91,605
Murphy Oil Corp.	1,810	101,215
Valero Energy Corp.	2,460	54,784
		2,086,505
Plastics and Rubber Products Manufacturing - 0.37%
Bridgestone Corp. - ADR (a)	2,190	101,660
Cooper Tire & Rubber Co.	4,050	54,270
Goodyear Tire & Rubber Co. (a)	7,641	106,897
		262,827
Primary Metal Manufacturing - 0.09%
Gibraltar Industries, Inc. (a)	4,920	66,666
Professional, Scientific, and Technical Services - 2.68%
Accenture PLC	2,280	132,079
AMN Healthcare Services, Inc. (a)	13,030	59,808
comScore, Inc. (a)	3,175	63,087
CRA International, Inc. (a)	2,045	41,759
ICON PLC - ADR (a)	3,800	64,638
KEYW Holding Corp. (a)	4,975	40,447
Mastercard, Inc.	275	103,001
Moody's Corp.	3,435	119,229
National CineMedia, Inc.	5,015	65,396
Omnicom Group, Inc.	3,378	145,828
priceline.com, Inc. (a)	250	121,472
Quality Systems, Inc.	2,330	82,366
SGS SA - ADR	16,300	275,960
SolarWinds, Inc. (a)	2,270	74,433
Synaptics, Inc. (a)	1,715	55,669
Syntel, Inc.	1,395	66,737
TeleTech Holdings, Inc. (a)	5,445	95,886
Tetra Tech, Inc. (a)	3,225	72,208
ValueClick, Inc. (a)	5,480	84,721
VMware, Inc. (a)	460	44,473
Vocus, Inc. (a)	4,050	85,941
		1,895,138
Publishing Industries (except Internet) - 4.39%
BMC Software, Inc. (a)	5,790	206,471
CA, Inc.	6,360	134,832
Informa PLC - ADR	15,110	169,081
Intuit, Inc.	2,660	141,618
LogMein, Inc. (a)	2,775	119,353
Microsoft Corp.	24,016	614,330
Oracle Corp.	23,638	741,052
Progress Software Corp. (a)	4,090	83,313
Reed Elsevier PLC - ADR	8,185	272,560
Sage Group PLC - ADR	8,685	156,504
SAP AG - ADR	4,125	247,335
SS&C Technologies Holdings, Inc. (a)	5,790	92,930
SuccessFactors, Inc. (a)	2,910	74,496
Symantec Corp. (a)	3,400	55,590
		3,109,465
Rail Transportation - 0.26%
Norfolk Southern Corp.	2,475	186,962
Real Estate - 0.08%
Gafisa SA - ADR	9,575	57,642
Rental and Leasing Services - 0.08%
McGrath Rentcorp.	1,865	52,201
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.40%
Legg Mason, Inc.	5,460	144,854
Piper Jaffray Cos. (a)	2,920	60,444
Waddell & Reed Financial, Inc.	2,785	75,696
		280,994
Sporting Goods, Hobby, Book, and Music Stores - 0.06%
Big 5 Sporting Goods Corp.	5,025	45,828
Support Activities for Mining - 1.69%
Key Energy Services, Inc. (a)	8,440	127,444
Petrofac Ltd - ADR	12,355	139,241
Pioneer Drilling Co. (a)	10,325	113,369
Precision Drilling Corp. (a)	5,870	67,799
Schlumberger Ltd.	5,270	396,988
Subsea 7 SA - ADR (a)	10,430	205,993
Transocean Ltd.	3,352	143,633
		1,194,467
Support Activities for Transportation - 0.17%
HUB Group, Inc. (a)	4,080	121,502
Telecommunications - 4.18%
Alaska Communications Systems Group, Inc.	6,395	34,213
AT&T, Inc.	13,518	391,752
Atlantic Tele-Network, Inc.	1,510	62,514
CenturyLink, Inc.	5,569	208,949
China Mobile Ltd. - ADR	4,560	226,495
Deutsche Telekom AG - ADR	15,235	197,750
J2 Global Communications, Inc.	3,820	103,560
KDDI Corp. - ADR (a)	15,515	254,602
Lumos Networks Corp. (a)	1,667	24,388
MTN Group Ltd. - ADR	13,490	240,797
NTELOS Holdings Corp.	2,537	53,556
RigNet, Inc. (a)	4,390	72,259
Viacom, Inc.	8,858	396,484
Vodafone Group PLC - ADR	25,334	687,819
		2,955,138
Transportation Equipment Manufacturing - 1.64%
Eaton Corp.	3,875	174,026
Ford Motor Co. (a)	5,015	53,159
General Motors Co. (a)	4,523	96,295
Honeywell International, Inc.	3,411	184,705
Johnson Controls, Inc.	3,550	111,754
PACCAR, Inc.	3,110	126,172
Tenneco, Inc. (a)	2,925	84,708
Textron, Inc.	6,055	117,649
Triumph Group Inc.	1,385	82,394
United Technologies Corp.	1,710	130,986
		1,161,848
Truck Transportation - 0.07%
JB Hunt Transport Services, Inc.	1,035	47,320
Utilities - 2.02%
Calpine Corp. (a)	12,057	181,337
Cleco Corp	2,745	99,204
Consolidated Edison, Inc.	1,560	92,695
Edison International	5,065	199,106
Exelon Corp.	3,772	167,137
Linde AG - ADR	17,940	276,635
NorthWestern Corp.	1,950	68,016
PPL Corp.	6,509	195,401
UIL Holdings Corp.	2,010	70,028
Wisconsin Energy Corp.	2,450	81,291
		1,430,850
Waste Management and Remediation Services - 0.11%
US Ecology, Inc.	4,110	75,788
Water Transportation - 0.08%
Box Ships, Inc.	5,200	53,144
Wood Product Manufacturing - 0.17%
Koppers Holdings, Inc.	1,675	55,325
Leucadia National Corp.	2,630	61,595
		116,920
TOTAL COMMON STOCKS (Cost $49,085,444)		52,867,051

EXCHANGE TRADED FUNDS - 18.98%
Guggenheim Frontier Markets ETF	3,179	60,638
iShares Russell 1000 Value Index Fund	73,493	4,607,276
Vanguard MSCI Pacific ETF	26,463	1,345,114
iShares MSCI EAFE Index Fund	39,439	2,022,826
iShares MSCI United Kingdom Index Fund	82,581	1,355,154
iShares Russell 2000 Index Fund	17,848	1,315,576
SPDR S&P Emerging Markets SmallCap ETF	1,335	55,870
Vanguard MSCI Emerging Markets ETF	1,507	61,486
Vanguard MSCI European ETF	27,310	1,215,022
Vanguard Total Stock Market ETF	21,658	1,387,628
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,707,917)		13,426,590

INVESTMENT COMPANIES - 0.09%
Apollo Investment Corp.	8,900	64,169
TOTAL INVESTMENT COMPANIES (Cost $86,235)		64,169

REAL ESTATE INVESTMENT TRUSTS - 1.29%
DuPont Fabros Technology, Inc.	3,980	89,669
EastGroup Properties, Inc.	2,410	102,594
Entertainment Properties Trust	2,410	107,727
Home Properties, Inc.	2,110	115,987
Sovran Self Storage, Inc.	2,735	113,885
Tanger Factory Outlet Centers	3,320	94,122
Public Storage	810	106,840
DCT Industrial Trust, Inc.	15,935	76,647
LaSalle Hotel Properties	4,420	103,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $808,734)		910,943

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.21%
Money Market Fund - 4.21%
AIM STITT - Treasury Portfolio	619,685	619,685
Fidelity Institutional Government Portfolio	2,356,412	2,356,412
		2,976,097
TOTAL SHORT-TERM INVESTMENTS (Cost $2,976,097)		2,976,097

Total Investments (Cost $65,664,426) - 99.30%		70,244,850
Other Assets in Excess of Liabilities - 0.70%		493,696
TOTAL NET ASSETS - 100.00%		$70,738,546

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$65,664,426
Gross unrealized appreciation	8,218,918
Gross unrealized depreciation	(3,638,494)
Net unrealized appreciation	$4,580,424

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$52,867,051		$-	$52,867,051
Exchange-Traded Funds	13,426,590	-	-	13,426,590
Investment Companies	64,169	-	-	64,169
Real Estate Investment Trusts	910,943	-	-	910,943
Total Equity	67,268,753	-	-	67,268,753

Short-Term Investments	2,976,097	-	-	2,976,097

Total Investments in Securities	$70,244,850	$-	$-	$70,244,850

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund held no Level 3 securities during the period ended November 30, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.